Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Operating Results of Discontinued Operations and Net Assets Distributed
Operating results of our Stitcher and radio operations included in discontinued operations were as follows:

	2019	2018			2017
(in thousands)	Stitcher	Stitcher	Radio	Total	Stitcher	Radio	Total

Operating revenues	$72,545	$51,063	$49,243	$100,306	$31,199	$68,630	$99,829
Total costs and expenses	(91,725)	(66,311)	(42,694)	(109,005)	(33,803)	(57,061)	(90,864)
Depreciation and amortization of intangible assets	(2,642)	(3,276)	—	(3,276)	(3,437)	(2,910)	(6,347)
Impairment of goodwill and intangible assets	—	—	(25,900)	(25,900)	—	(8,000)	(8,000)
Other, net	(57)	29	(179)	(150)	3,055	(258)	2,797
Income (loss) from operations of discontinued operations	(21,879)	(18,495)	(19,530)	(38,025)	(2,986)	401	(2,585)
Pretax loss on disposal of discontinued operations	—	—	(18,558)	(18,558)	—	—	—
Income (loss) from discontinued operations before income taxes	(21,879)	(18,495)	(38,088)	(56,583)	(2,986)	401	(2,585)
Income tax benefit (provision)	5,414	4,683	1,760	6,443	1,142	(2,996)	(1,854)
Loss from discontinued operations, net of tax	$(16,465)	$(13,812)	$(36,328)	$(50,140)	$(1,844)	$(2,595)	$(4,439)

Disclosure of Long Lived Assets Held-for-sale
The following table presents a summary of the Stitcher assets held for sale included in our consolidated balance sheets.

(in thousands)	As of December 31, 2019	As of December 31, 2018

Assets:
Total current assets	$34,793	$23,792
Investments	178	—
Property and equipment	5,526	6,426
Goodwill and intangible assets	48,292	50,223
Operating lease right-of-use assets	10,448	—
Other assets	2,029	1,828
Total assets included in the disposal group	101,266	82,269
Liabilities:
Total current liabilities	10,175	9,447
Other liabilities	12,552	1,344
Total liabilities included in the disposal group	22,727	10,791
Net assets included in the disposal group	$78,539	$71,478